Other comprehensive income - Items not reclassified: benefit plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ (1,677)
SPAIN
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ 278
Discount rates	0.80%	1.55%
UK
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ 601
Discount rates	2.11%	2.90%	2.49%
BRAZIL
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ (310)
PORTUGAL
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ (150)
Pension benefits | BRAZIL
Disclosure of analysis of other comprehensive income by item [line items]
Discount rates	7.05%	9.11%
Pension benefits | PORTUGAL
Disclosure of analysis of other comprehensive income by item [line items]
Discount rates	1.10%	2.10%
Medical benefits | BRAZIL
Disclosure of analysis of other comprehensive income by item [line items]
Discount rates	7.22%	9.26%
Discount rate actuarial assumptions | Other Regions
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) in accumulated actuarial losses/profits	€ 338